UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21705

        Nuveen Tax-Advantage Floating Rate Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Tax-Advantage Floating Rate Fund (JFP)
	April 30, 2005

		Ratings		Market

Shares Description		Moody's	S&P	Value

	PREFERRED STOCK - 39.4%
	Dividend Received Deduction* - 25.4%
$ 75,000	Fannie Mae, Series K, 5.396%	Aa3	AA-	$ 3,768,750
74,000	Fannie Mae, Series J, 4.716%	Aa3	AA-	3,703,700
20,000	Federal Home Loan Mortgage Corporation, Series D, 6.140%	Aa3	N/R	1,002,000
45,000	Federal Home Loan Mortgage Corporation, Series M, 3.930%	Aa3	AA-	1,894,500
7,000	First Tennessee Bank, 144A, 3.900%	A3	BBB+	6,984,250
312,000	Goldman Sachs Group Inc., Series A, 3.911%	A2	A-	7,793,760
352,200	HSBC USA Inc., Series F, 3.870%	A2	A-	8,787,390
80,000	Lehman Brothers Holdings, 6.500%	A3	BBB+	3,981,120
159,500	Lehman Brothers Holdings, Series G, 3.840%	A3	BBB+	2,128,000
287,300	Merrill Lynch and Company, Series G, 3.640%	A2	A-	7,171,008

	MIDDLE MARKET BANKING - 14.0%
10,000	ShoreBank Corporation, Class A, 144A, 6.923%	N/R	N/R	10,506,250
5,000	Sleepy Hollow Bancorp, Series A, 144A, 6.920%	N/R	N/R	5,254,688
10,000	Vineyard National Bancorp, Series C, 144A, 6.950%	N/R	N/R	10,393,750

	Total Preferred Stock (cost $72,903,915)			73,369,166

Principal		Ratings		Market

Amount (000) Description		Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 6.0%
1,000	Bank One Capital IV, 4.410%, 9/01/30	A1	N/R	1,003,159
2,000	J.P. Morgan Chase Capital XIII, Series M, 4.040%, 9/30/34	A1	A-	1,986,138
4,000	Royal Bank of Scotland Capital Trust IV, 3.893%, 9/29/49	A1	A	4,063,220
500	St. George Funding Company LLC, 144A, 8.485%, 6/30/47	Baa1	N/R	555,226
3,500	Twin Reefs Trust Pass Through to XL Financial Assurance Ltd.,	Aa2	AA-	3,520,215
	Series B, 4.090%, 12/10/49

	Total Capital Preferred Securities (cost $11,080,890)			11,127,958

	HIGH-GRADE SHORT-TERM INVESTMENT - 59.1%
$ 110,071	State Street Bank Euro Dollar Time Deposit, 2.700%, 5/02/05			110,070,568

	Total High-Grade Short-Term Investment (cost $110,070,568)			110,070,568

	Total Investments (cost $194,055,373) - 104.5%			194,567,692

	Other Assets Less Liabilities - (4.5)%			(8,377,239)

	Net Asset Applicable to Common Shares - 100%			$186,190,453

*	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities
	Act of 1933, as amended. These securities may only be resold in transactions exempt from
	registration which are normally those transactions with qualified institutional buyers.
N/R	Not Rated.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Tax-Advantage Floating Rate Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.